Document and Entity Information	Dec. 15, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	V F CORP
Amendment Flag	true
Entity Central Index Key	0000103379
Document Type	8-K/A
Document Period End Date	Dec. 15, 2023
Entity Incorporation State Country Code	PA
Entity File Number	1-5256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K previously filed by VF Corporation (“VF”) with the Securities and Exchange Commission on December 18, 2023 (the “Original Report”). VF is filing this Amendment in order to provide supplemental information regarding the cybersecurity incident disclosed by VF in the Original Report (the “cyber incident”). Except as expressly set forth herein, this Amendment does not amend the Original Report in any way. This Amendment supplements, and should be read in conjunction with, the Original Report.
Common Stock Without Par Value Stated Capital 25 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
Four 125 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2026
Trading Symbol	VFC26
Security Exchange Name	NYSE
Zero 250 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
Four 250 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2029
Trading Symbol	VFC29
Security Exchange Name	NYSE
Zero 625 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE